Net interest income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[1],[2]	$ 2,070	$ 2,028	$ 1,952	$ 4,099		$ 3,822
Interest income from securities financing transactions	[2],[3]	545	498	397	1,044		702
Interest income from other financial instruments measured at amortized cost	[2]	83	96	37	179		68
Interest income from debt instruments measured at fair value through other comprehensive income	[2]	27	26	36	52		73
Interest income from derivative instruments designated as cash flow hedges	[2]	29	26	77	55		222
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2]	2,755	2,674	2,499	5,429		4,888
Interest expense on loans and deposits	[2],[4]	1,228	1,137	856	2,365		1,578
Interest expense on securities financing transactions	[2],[5]	324	288	316	612		569
Interest expense on debt issued	[2]	404	457	429	860		863
Interest expense on lease liabilities	[2],[6]	30	30		60		0
Total interest expense from financial instruments measured at amortized cost	[2]	1,986	1,912	1,600	3,898		3,010
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2]	769	762	899	1,531		1,878
Net Interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	[2]	327	434	230	762		509
Net interest income from brokerage balances	[2]	43	77	158	120		337
Interest income from financial instruments at fair value not held for trading	[2]	575	522	422	1,096		772
Other interest income	[2]	42	46	44	88		117
Interest expense on financial instruments designated at fair value	[2]	(753)	(740)	(566)	(1,492)		(1,010)
Total net interest income from financial instruments measured at fair value through profit or loss	[2]	234	339	288	573		726
Net interest income	[2]	$ 1,003	$ 1,101	$ 1,187	$ 2,104	[7]	$ 2,604	[7],[8],[9]

[1]	Consists of interest income from cash and balances at central banks, loans and advances to banks, and negative interest on amounts due to banks and customer deposits.
[2]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[3]	Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions.
[4]	Consists of interest expense on amounts due to banks and customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks.
[5]	Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.
[6]	Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.
[7]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[8]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information.

[9]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1 for more information.